Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance
The following table sets forth the compensation for our Chief Executive Officer (“CEO”) and the average compensation for our other non-CEO
named executive officers (“NEOs”), both as reported in the Summary Compensation Table (“SCT”) and with certain adjustments to reflect the compensation actually paid (“CAP”) to such individuals, as defined under SEC rules, for the years 2024, 2023, 2022, 2021, and 2020. The table also provides information on our cumulative total shareholder return (“TSR”) for both our Class A and Class B Common Stock; the cumulative TSR of our peer group; Net Earnings; and the Company-Selected Measure (“CSM”), Adjusted Earnings Before Interest Taxes Depreciation and Amortization (“EBITDA”), over such years in accordance with SEC rules.
Pay vs. Performance Table

Year (a)	Summary Compensation Table Total to CEO (b)	Compensation Actually Paid CEO (1)(2) (c)	Average Summary Compensation Table Total for Non-CEO NEOs (d)	Average Compensation Actually Paid to Non-CEO NEOs (1)(2) (e)	Value of Initial Fixed $100 Investment Based On:			Net Earnings (Loss) in millions (i)	CSM: Adjusted EBITDA in millions (4) (j)
					TSR (Class A) (f)	TSR (Class B) (g)	Peer TSR (3) (h)

2024	$4,128,439	$1,118,668	$1,980,551	$1,100,670	$65.24	$67.64	$143.93	($0.6)	$143.5

2023	$4,163,424	$4,313,597	$1,407,120	$1,555,635	$99.65	$103.53	$121.22	$36.4	$109.4

2022	$3,535,281	$2,762,629	$1,331,744	$1,150,597	$76.65	$81.19	$113.87	($62.5)	$105.6

2021	$3,938,608	$2,864,364	$1,640,264	$1,362,908	$74.94	$78.78	$152.43	$156.1	$84.1

2020	$1,550,693	$1,334,735	$786,788	$827,855	$91.45	$94.29	$100.85	($72.0)	$69.0

(1)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine compensation actually paid as reported in the Pay versus Performance Table. Compensation actually paid, generally, is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of the end of the fiscal year for the applicable year or, if earlier, the vesting date (rather than the grant date). We do not offer pension plan benefits therefore, there was not a change in pension value for any of the years reflective in this table. To calculate CAP, the following amounts were deducted from and added to SCT total compensation:

CEO and
Non-CEO
NEOs SCT Total for CAP Reconciliation:

	2024		2023		2022		2021		2020

	CEO	Non-CEO NEOs	CEO	Non-CEO NEOs	CEO	Non-CEO NEOs	CEO	Non-CEO NEOs	CEO	Non-CEO NEOs

Summary Compensation Table Total	$4,128,439	$1,980,551	$4,163,424	$1,407,120	$3,535,281	$1,331,744	$3,938,608	$1,640,264	$1,550,693	$786,788

Summary Compensation Table Stock Awards	($2,381,060)	($1,012,030)	($2,160,522)	($555,116)	($1,811,085)	($524,293)	($2,734,149)	($974,762)	($839,987)	($326,162)

FYE value of unvested awards granted during current year	$1,167,277	$605,532	$2,236,679	$617,264	$1,052,644	$334,843	$2,045,752	$789,365	$764,875	$405,599

Change in value of unvested awards from prior years	($1,333,842)	($254,013)	$793,531	$239,143	$68,855	$24,517	($167,781)	($41,322)	($68,333)	($20,316)

Change in value of awards vesting during current year from the prior years	$57,231	$13,275	$66,830	$20,763	$98,065	$22,069	$7,513	$2,122	($73,595)	($18,452)

Prior FYE value for awards not meeting performance requirements	($548,019)	($242,651)	($812,048)	($183,487)	($191,086)	($41,686)	($227,577)	($53,637)	—	—

Dividends accrued on unvested stock awards	$28,642	$10,006	$25,703	$9,948	$9,957	$3,404	$1,998	$877	$1,082	$399

Compensation Actually Paid	$1,118,668	$1,100,670	$4,313,597	$1,555,635	$2,762,629	$1,150,597	$2,864,364	$1,362,908	$1,334,735	$827,855

(2)
Compensation for the
non-principal
executive officer (“CEO”) and average compensation for
non-CEO
named executive officers (“NEOs”) reflected in columns (c) and (e) represent the following individuals for the years shown: 2024 – Peter W. Quigley, Troy R. Anderson, Vanessa P. Williams, Daniel H. Malan, Nicola M. Soares, Olivier G. Thirot (former CFO), and Dinette Koolhaas (former Executive), 2023 – Peter W. Quigley, Olivier G. Thirot, Daniel H. Malan, Vanessa P. Williams and Dinette Koolhaas, 2022 – Peter W. Quigley, Olivier G. Thirot, Dinette Koolhaas, Vanessa P. Williams, and Darren L. Simons, 2021 – Peter W. Quigley, Olivier G. Thirot, Dinette Koolhaas, Tammy L. Browning, and Timothy L. Dupree, 2020 – Peter W. Quigley, Olivier G. Thirot, Dinette Koolhaas, Tammy L. Browning, and Daniel H. Malan.

(3)
As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the S&P 1500 Human Resources and Employment Services Index, which is the industry peer group used for purposes of item 201(e) of Regulation
S-K
as well as used in the Company’s Annual Report on Form
10-K
for the year ended December 29, 2024. TSR is cumulative (assuming $100 was invested on December 31, 2019) for the measurement period ending December 31, 2019 and ending on December 31 of 2024, 2023, 2022, 2021, 2020, respectively.

(4)	The following amounts are the reconciliation of the CSM, EBITDA (in millions):

	2024	2023	2022	2021	2020

Net earnings (loss)	($0.6)	$36.4	($62.5)	$156.1	($72.0)

Other (income) expense, net	3.3	(4.2)	(1.6)	3.6	(3.4)

Income tax expense (benefit)	(21.3)	(11.5)	(7.9)	35.1	(34.0)

Depreciation and amortization	51.5	40.1	37.1	31.4	24.5

Goodwill impairment charge (1)	72.8		41.0		147.7

Asset impairment charge (2)	13.5	2.4

Integration costs (3)	10.0

Executive transition costs (4)	2.3

Gain on equity securities (5)	(3.8)

Transaction (adjustments) costs (6)	17.9	6.9

Restructuring (7)	6.1	35.5		4.0	12.8

Gain on sale of assets (8)	(5.4)		(6.2)		(32.1)

Gain on sale of EMEA staffing operations (9)	(1.6)

(Gain) loss on forward contract (10)	(1.2)	3.6

(Gain) Loss on investment in Persol Holdings (11)			67.2	(121.8)	16.6

Loss on foreign currency matters (12)			20.4

Loss on disposal (13)			18.7

Gain on insurance settlement (14)				(19.0)

Customer dispute (15)					9.5

Equity in net earnings of affiliate (16)			(0.8)	(5.4)	(0.8)

Other, net		0.2	0.2	0.1	0.2

Adjusted	$143.5	$109.4	$105.6	$84.1	$69.0

(1)
Goodwill impairment charge in 2024 is driven by changes in market conditions and the result of the Company’s annual impairment test related to Softworld. Goodwill impairment charge in 2022 is the result of interim impairment tests the Company performed related to RocketPower due to triggering events caused by changes in market conditions. Goodwill impairment charge in 2020 is a result of an interim impairment test the Company performed during the first quarter of 2020, due to a triggering event caused by a decline in the Company’s common stock price.

(2)
Asset impairment charge in 2024 for certain
right-of-use
assets related to our leased headquarters facility reflects adjustments to how we are utilizing the building as part of our ongoing transformation efforts. Asset impairment charge in 2023 represents the impairment of right-of-use
assets related to an unoccupied existing office space lease.

(3)	Integration costs in 2024 reflect various initiatives aimed at both integrating the MRP acquisition and further aligning processes and technology across the Company.

(4)	Executive transition costs represent non-recurring expenses associated with our CFO transition in the fourth quarter of 2024.

(5)
Gain on equity securities includes a $0.6 million realized gain from the partial sale of our securities and a $3.2 million unrealized gain from the mark-to-market
adjustment on our remaining shares in 2024.

(6)
Transaction costs in 2024 includes employee termination costs and transition costs related to the sale of the EMEA staffing operations, costs and adjustments related to the acquisition of MRP and an adjustment to the indemnification related to our former Brazil operations. Costs related to the sale of the EMEA staffing operations were $12.0 million for the year ended 2024. Transaction costs related to the acquisitions of MRP and CTC were $6.6 million for the year ended 2024, net of a $3.4 million earnout liability write-off.
In the fourth quarter of 2024, there was a $0.7 million reduction in the indemnification liability related to the sale of our Brazil operations in 2020. Transaction costs in 2023, which included employee termination costs, were related to the 2024 sale of the EMEA staffing operations.

(7)
Restructuring charges of $6.1 million in 2024 represent a continuation of the comprehensive transformation initiative that started in the second quarter of 2023 that will further streamline the Company’s operating model to enhance organizational efficiency and effectiveness. 2023 restructuring charges of $35.5 million represent severance costs, costs to execute a transformation initiative, lease terminations, and other costs to further cost management efforts in response to current demand levels and reflect a repositioning of our P&I staffing business to better capitalize on opportunities in local markets in the first quarter and to further streamline the Company’s operating model to enhance organizational efficiency and effectiveness as part of the comprehensive transformation initiative which started in the second quarter of 2023. 2021 restructuring charges of $4.0 million represent severance costs as part of cost management actions designed to increase operational efficiencies within enterprise functions that provide centralized support to operating units. 2020 restructuring charges of $12.8 million represent severance costs and lease terminations in the first quarter of 2020 in preparation for the new operating model adopted in the third quarter of 2020 and additional severance costs in the fourth quarter of 2020 to provide sustainable cost reductions as a result of the continuing
COVID-19
demand disruption;

(8)
Gain on sale of assets represents the sale of Ayers Group in the second quarter of 2024. Gain on sale of assets in 2022 is related to the sale of real property in the fourth quarter, under-utilized real property in the second quarter, and other real property sold in the first quarter of 2022. Gain on sale of assets in 2020 primarily represents the excess of proceeds over the cost of the headquarters properties sold during the first quarter of 2020.

(9)	Gain on sale of EMEA staffing operations represents the gain as a result of the sale in January 2024.

(10)
Gain on forward contract in 2024 represents the settlement of the foreign currency forward contract in January 2024 relating to the sale of our EMEA staffing operations. Loss on forward contract in 2023 represents the unrealized mark-to-market
losses on the foreign currency forward contract the Company entered into in the fourth quarter of 2023 to mitigate the exchange rate risk associated with the future cash proceeds for the sale of the EMEA staffing operations.

(11)
In 2022, the loss on the investment in Persol Holdings represents the change in fair value up until the date of the sale of the investment on February 15, 2022 as well as the loss on the sale of the investment during the period presented and the related tax benefit. In 2021 and 2020, the gain and loss on the investment in Persol Holdings represents the change in fair value of the investment during the periods presented and the related tax expense.

(12)
In 2022, the loss on foreign currency matters includes a $20.4 million loss on currency translation resulting from the substantially complete liquidation of the Company’s Japan entity, partially offset by a $5.5 million foreign exchange gain on the Japan entity’s
USD-denominated
cash balance. The foreign exchange gain is included in other (income) expense, net in the EBITDA calculation.

(13)	Loss on disposal in 2022 represents the write-off of the net assets of our Russian operations that were sold in the third quarter of 2022.

(14)
Gain on insurance settlement represents a payment received in the fourth quarter of 2021 related to the settlement of claims under a representations and warranties insurance policy purchased by the Company in connection with the acquisition of Softworld.

(15)	Customer dispute in 2020 represents a non-cash charge in Mexico to increase the reserve against a long-term receivable from a former customer based on an updated probability of loss assessment.

(16)	Equity in net earnings of affiliate represents the Company’s proportional share of the operating results of the equity affiliate.

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote	Compensation for the
non-principal
executive officer (“CEO”) and average compensation for
non-CEO
	named executive officers (“NEOs”) reflected in columns (c) and (e) represent the following individuals for the years shown: 2024 – Peter W. Quigley, Troy R. Anderson, Vanessa P. Williams, Daniel H. Malan, Nicola M. Soares, Olivier G. Thirot (former CFO), and Dinette Koolhaas (former Executive), 2023 – Peter W. Quigley, Olivier G. Thirot, Daniel H. Malan, Vanessa P. Williams and Dinette Koolhaas, 2022 – Peter W. Quigley, Olivier G. Thirot, Dinette Koolhaas, Vanessa P. Williams, and Darren L. Simons, 2021 – Peter W. Quigley, Olivier G. Thirot, Dinette Koolhaas, Tammy L. Browning, and Timothy L. Dupree, 2020 – Peter W. Quigley, Olivier G. Thirot, Dinette Koolhaas, Tammy L. Browning, and Daniel H. Malan.
Peer Group Issuers, Footnote	As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the S&P 1500 Human Resources and Employment Services Index, which is the industry peer group used for purposes of item 201(e) of Regulation
S-K
as well as used in the Company’s Annual Report on Form
10-K
	for the year ended December 29, 2024. TSR is cumulative (assuming $100 was invested on December 31, 2019) for the measurement period ending December 31, 2019 and ending on December 31 of 2024, 2023, 2022, 2021, 2020, respectively.
PEO Total Compensation Amount	$ 4,128,439	$ 4,163,424	$ 3,535,281	$ 3,938,608	$ 1,550,693
PEO Actually Paid Compensation Amount	$ 1,118,668	4,313,597	2,762,629	2,864,364	1,334,735
Adjustment To PEO Compensation, Footnote
CEO and
Non-CEO
NEOs SCT Total for CAP Reconciliation:

	2024		2023		2022		2021		2020

	CEO	Non-CEO NEOs	CEO	Non-CEO NEOs	CEO	Non-CEO NEOs	CEO	Non-CEO NEOs	CEO	Non-CEO NEOs

Summary Compensation Table Total	$4,128,439	$1,980,551	$4,163,424	$1,407,120	$3,535,281	$1,331,744	$3,938,608	$1,640,264	$1,550,693	$786,788

Summary Compensation Table Stock Awards	($2,381,060)	($1,012,030)	($2,160,522)	($555,116)	($1,811,085)	($524,293)	($2,734,149)	($974,762)	($839,987)	($326,162)

FYE value of unvested awards granted during current year	$1,167,277	$605,532	$2,236,679	$617,264	$1,052,644	$334,843	$2,045,752	$789,365	$764,875	$405,599

Change in value of unvested awards from prior years	($1,333,842)	($254,013)	$793,531	$239,143	$68,855	$24,517	($167,781)	($41,322)	($68,333)	($20,316)

Change in value of awards vesting during current year from the prior years	$57,231	$13,275	$66,830	$20,763	$98,065	$22,069	$7,513	$2,122	($73,595)	($18,452)

Prior FYE value for awards not meeting performance requirements	($548,019)	($242,651)	($812,048)	($183,487)	($191,086)	($41,686)	($227,577)	($53,637)	—	—

Dividends accrued on unvested stock awards	$28,642	$10,006	$25,703	$9,948	$9,957	$3,404	$1,998	$877	$1,082	$399

Compensation Actually Paid	$1,118,668	$1,100,670	$4,313,597	$1,555,635	$2,762,629	$1,150,597	$2,864,364	$1,362,908	$1,334,735	$827,855

Non-PEO NEO Average Total Compensation Amount	$ 1,980,551	1,407,120	1,331,744	1,640,264	786,788
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,100,670	1,555,635	1,150,597	1,362,908	827,855
Adjustment to Non-PEO NEO Compensation Footnote
CEO and
Non-CEO
NEOs SCT Total for CAP Reconciliation:

	2024		2023		2022		2021		2020

	CEO	Non-CEO NEOs	CEO	Non-CEO NEOs	CEO	Non-CEO NEOs	CEO	Non-CEO NEOs	CEO	Non-CEO NEOs

Summary Compensation Table Total	$4,128,439	$1,980,551	$4,163,424	$1,407,120	$3,535,281	$1,331,744	$3,938,608	$1,640,264	$1,550,693	$786,788

Summary Compensation Table Stock Awards	($2,381,060)	($1,012,030)	($2,160,522)	($555,116)	($1,811,085)	($524,293)	($2,734,149)	($974,762)	($839,987)	($326,162)

FYE value of unvested awards granted during current year	$1,167,277	$605,532	$2,236,679	$617,264	$1,052,644	$334,843	$2,045,752	$789,365	$764,875	$405,599

Change in value of unvested awards from prior years	($1,333,842)	($254,013)	$793,531	$239,143	$68,855	$24,517	($167,781)	($41,322)	($68,333)	($20,316)

Change in value of awards vesting during current year from the prior years	$57,231	$13,275	$66,830	$20,763	$98,065	$22,069	$7,513	$2,122	($73,595)	($18,452)

Prior FYE value for awards not meeting performance requirements	($548,019)	($242,651)	($812,048)	($183,487)	($191,086)	($41,686)	($227,577)	($53,637)	—	—

Dividends accrued on unvested stock awards	$28,642	$10,006	$25,703	$9,948	$9,957	$3,404	$1,998	$877	$1,082	$399

Compensation Actually Paid	$1,118,668	$1,100,670	$4,313,597	$1,555,635	$2,762,629	$1,150,597	$2,864,364	$1,362,908	$1,334,735	$827,855

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
As discussed in the CD&A section of this Proxy Statement, the five items listed below represent the most important financial measures we used to determine CAP for FY 2024.

Most Important Performance Measures

Gross Profit

EBITDA $

EBITDA Margin

Revenue Growth

Stock Price

Peer Group Total Shareholder Return Amount	$ 143.93	121.22	113.87	152.43	100.85
Net Income (Loss)	$ (600,000)	$ 36,400,000	$ (62,500,000)	$ 156,100,000	$ (72,000,000)
Company Selected Measure Amount	143,500,000	109,400,000	105,600,000	84,100,000	69,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Gross Profit
Measure:: 2
Pay vs Performance Disclosure
Name	EBITDA $
Non-GAAP Measure Description
(4)	The following amounts are the reconciliation of the CSM, EBITDA (in millions):

	2024	2023	2022	2021	2020

Net earnings (loss)	($0.6)	$36.4	($62.5)	$156.1	($72.0)

Other (income) expense, net	3.3	(4.2)	(1.6)	3.6	(3.4)

Income tax expense (benefit)	(21.3)	(11.5)	(7.9)	35.1	(34.0)

Depreciation and amortization	51.5	40.1	37.1	31.4	24.5

Goodwill impairment charge (1)	72.8		41.0		147.7

Asset impairment charge (2)	13.5	2.4

Integration costs (3)	10.0

Executive transition costs (4)	2.3

Gain on equity securities (5)	(3.8)

Transaction (adjustments) costs (6)	17.9	6.9

Restructuring (7)	6.1	35.5		4.0	12.8

Gain on sale of assets (8)	(5.4)		(6.2)		(32.1)

Gain on sale of EMEA staffing operations (9)	(1.6)

(Gain) loss on forward contract (10)	(1.2)	3.6

(Gain) Loss on investment in Persol Holdings (11)			67.2	(121.8)	16.6

Loss on foreign currency matters (12)			20.4

Loss on disposal (13)			18.7

Gain on insurance settlement (14)				(19.0)

Customer dispute (15)					9.5

Equity in net earnings of affiliate (16)			(0.8)	(5.4)	(0.8)

Other, net		0.2	0.2	0.1	0.2

Adjusted	$143.5	$109.4	$105.6	$84.1	$69.0

(1)
Goodwill impairment charge in 2024 is driven by changes in market conditions and the result of the Company’s annual impairment test related to Softworld. Goodwill impairment charge in 2022 is the result of interim impairment tests the Company performed related to RocketPower due to triggering events caused by changes in market conditions. Goodwill impairment charge in 2020 is a result of an interim impairment test the Company performed during the first quarter of 2020, due to a triggering event caused by a decline in the Company’s common stock price.

(2)
Asset impairment charge in 2024 for certain
right-of-use
assets related to our leased headquarters facility reflects adjustments to how we are utilizing the building as part of our ongoing transformation efforts. Asset impairment charge in 2023 represents the impairment of right-of-use
assets related to an unoccupied existing office space lease.

(3)	Integration costs in 2024 reflect various initiatives aimed at both integrating the MRP acquisition and further aligning processes and technology across the Company.

(4)	Executive transition costs represent non-recurring expenses associated with our CFO transition in the fourth quarter of 2024.

(5)
Gain on equity securities includes a $0.6 million realized gain from the partial sale of our securities and a $3.2 million unrealized gain from the mark-to-market
adjustment on our remaining shares in 2024.

(6)
Transaction costs in 2024 includes employee termination costs and transition costs related to the sale of the EMEA staffing operations, costs and adjustments related to the acquisition of MRP and an adjustment to the indemnification related to our former Brazil operations. Costs related to the sale of the EMEA staffing operations were $12.0 million for the year ended 2024. Transaction costs related to the acquisitions of MRP and CTC were $6.6 million for the year ended 2024, net of a $3.4 million earnout liability write-off.
In the fourth quarter of 2024, there was a $0.7 million reduction in the indemnification liability related to the sale of our Brazil operations in 2020. Transaction costs in 2023, which included employee termination costs, were related to the 2024 sale of the EMEA staffing operations.

(7)
Restructuring charges of $6.1 million in 2024 represent a continuation of the comprehensive transformation initiative that started in the second quarter of 2023 that will further streamline the Company’s operating model to enhance organizational efficiency and effectiveness. 2023 restructuring charges of $35.5 million represent severance costs, costs to execute a transformation initiative, lease terminations, and other costs to further cost management efforts in response to current demand levels and reflect a repositioning of our P&I staffing business to better capitalize on opportunities in local markets in the first quarter and to further streamline the Company’s operating model to enhance organizational efficiency and effectiveness as part of the comprehensive transformation initiative which started in the second quarter of 2023. 2021 restructuring charges of $4.0 million represent severance costs as part of cost management actions designed to increase operational efficiencies within enterprise functions that provide centralized support to operating units. 2020 restructuring charges of $12.8 million represent severance costs and lease terminations in the first quarter of 2020 in preparation for the new operating model adopted in the third quarter of 2020 and additional severance costs in the fourth quarter of 2020 to provide sustainable cost reductions as a result of the continuing
COVID-19
demand disruption;

(8)
Gain on sale of assets represents the sale of Ayers Group in the second quarter of 2024. Gain on sale of assets in 2022 is related to the sale of real property in the fourth quarter, under-utilized real property in the second quarter, and other real property sold in the first quarter of 2022. Gain on sale of assets in 2020 primarily represents the excess of proceeds over the cost of the headquarters properties sold during the first quarter of 2020.

(9)	Gain on sale of EMEA staffing operations represents the gain as a result of the sale in January 2024.

(10)
Gain on forward contract in 2024 represents the settlement of the foreign currency forward contract in January 2024 relating to the sale of our EMEA staffing operations. Loss on forward contract in 2023 represents the unrealized mark-to-market
losses on the foreign currency forward contract the Company entered into in the fourth quarter of 2023 to mitigate the exchange rate risk associated with the future cash proceeds for the sale of the EMEA staffing operations.

(11)
In 2022, the loss on the investment in Persol Holdings represents the change in fair value up until the date of the sale of the investment on February 15, 2022 as well as the loss on the sale of the investment during the period presented and the related tax benefit. In 2021 and 2020, the gain and loss on the investment in Persol Holdings represents the change in fair value of the investment during the periods presented and the related tax expense.

(12)
In 2022, the loss on foreign currency matters includes a $20.4 million loss on currency translation resulting from the substantially complete liquidation of the Company’s Japan entity, partially offset by a $5.5 million foreign exchange gain on the Japan entity’s
USD-denominated
cash balance. The foreign exchange gain is included in other (income) expense, net in the EBITDA calculation.

(13)	Loss on disposal in 2022 represents the write-off of the net assets of our Russian operations that were sold in the third quarter of 2022.

(14)
Gain on insurance settlement represents a payment received in the fourth quarter of 2021 related to the settlement of claims under a representations and warranties insurance policy purchased by the Company in connection with the acquisition of Softworld.

(15)	Customer dispute in 2020 represents a non-cash charge in Mexico to increase the reserve against a long-term receivable from a former customer based on an updated probability of loss assessment.

(16)	Equity in net earnings of affiliate represents the Company’s proportional share of the operating results of the equity affiliate.

Measure:: 3
Pay vs Performance Disclosure
Name	EBITDA Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Revenue Growth
Measure:: 5
Pay vs Performance Disclosure
Name	Stock Price
Class A [Member]
Pay vs Performance Disclosure
Total Shareholder Return Amount	$ 65.24	$ 99.65	$ 76.65	$ 74.94	$ 91.45
Class B [Member]
Pay vs Performance Disclosure
Total Shareholder Return Amount	67.64	103.53	81.19	78.78	94.29
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,381,060)	(2,160,522)	(1,811,085)	(2,734,149)	(839,987)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,167,277	2,236,679	1,052,644	2,045,752	764,875
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,333,842)	793,531	68,855	(167,781)	(68,333)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	57,231	66,830	98,065	7,513	(73,595)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(548,019)	(812,048)	(191,086)	(227,577)	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,642	25,703	9,957	1,998	1,082
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,012,030)	(555,116)	(524,293)	(974,762)	(326,162)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	605,532	617,264	334,843	789,365	405,599
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(254,013)	239,143	24,517	(41,322)	(20,316)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,275	20,763	22,069	2,122	(18,452)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(242,651)	(183,487)	(41,686)	(53,637)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 10,006	$ 9,948	$ 3,404	$ 877	$ 399